Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Potentially dilutive securities outstanding in the form of convertible promissory notes	691,366	1,131,838
Fully diluted shares outstanding	12,891,577	13,353,750
Customer One
Revenues earned from advertising	29.00%	37.00%
Account receivable from major customers	43.00%	21.00%
Customer Two
Revenues earned from advertising	21.00%	29.00%
Account receivable from major customers	22.00%	20.00%
Customer Three
Revenues earned from advertising	12.00%	9.00%
Account receivable from major customers	2.00%	4.00%